Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		$ (1,185)	$ (1,283)
Derivative liabilities total		766	526
Derivative assets netting		(984)	(807)
Derivative assets total		1,138	1,072
Available-for-sale securities	[1]	66,284	61,997
Mortgage loans held for sale		4,822	3,110
Mortgage servicing rights		2,591	2,512	$ 2,338	$ 2,680
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total		1,674	1,102
Derivative assets total		1,986	1,440
Available-for-sale securities		66,284	61,997
Mortgage loans held for sale		4,822	3,110
Mortgage servicing rights		2,591	2,512
Other assets		1,320	791
Total		77,003	69,850
Short-term borrowings and other liabilities		1,080
Short-term borrowings			767
Total		2,754	1,869
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		(1,185)	(1,283)
Derivative assets netting		(984)	(807)
Total		(984)	(807)
Total		(1,185)	(1,283)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		17,127	4,596
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		5,039	5,316
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9	610
Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			161
Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		36	68
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		242	318
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		195	240
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		43,138	50,076
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		15	52
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			19
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		483	541
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		7	2
Available-for-sale securities		16,391	3,898
Other assets		183	202
Total		16,574	4,100
Short-term borrowings and other liabilities		142
Short-term borrowings			122
Total		149	124
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		16,355	3,708
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			102
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			48
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		36	40
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		2,469	2,266
Derivative assets before netting		2,416	1,632
Available-for-sale securities		49,445	57,530
Mortgage loans held for sale		4,822	3,110
Other assets		1,137	589
Total		57,820	62,861
Short-term borrowings and other liabilities		938
Short-term borrowings			645
Total		3,407	2,911
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		772	888
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		5,039	5,316
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			499
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			113
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			28
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		43,138	50,076
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		15	52
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			19
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		481	539
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		383	117
Derivative assets before netting		554	615
Available-for-sale securities		448	569
Mortgage servicing rights		2,591	2,512
Total		3,593	3,696
Total		383	117
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9	9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		242	318
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		195	240
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 2	$ 2

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.